Investments in Associates and Joint Ventures - Share of comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Investments in associates and joint ventures
Revenue	$ 58,878,150		$ 62,260,864		$ 66,222,836
Depreciation and amortization	17,160,521		20,510,853		21,107,312
Finance income	3,368,314		4,117,583		3,180,192
Finance expense	7,508,600		8,812,754		8,026,093
Loss from continuing operations	(8,935,029)		(8,385,196)		(9,435,368)
Income tax (benefit) expense	7,931,514		688,587		2,360,634
Net loss	(8,935,029)		(8,328,380)		(8,807,252)
Total comprehensive income (loss)	(7,927,119)		(11,352,129)		(7,895,536)
Share of income of associates and joint ventures, net	(1,088,121)		(182,577)		(4,086,628)
Total	3,905,450		(7,061,676)		4,278,531
Associates | Joint Ventures
Investments in associates and joint ventures
Share of income of associates and joint ventures, net	8,121		29,856		9,223
Other items of comprehensive (loss) income, net	(23)		(31)		85
Total	(23)		(31)		85
Share of comprehensive income of associates and joint ventures	$ 8,098		$ 29,825		$ 9,308
TelevisaUnivision
Investments in associates and joint ventures
Revenue		$ 4,827,200		$ 5,055,500		$ 4,928,000
Depreciation and amortization		531,900		551,600		570,700
Finance income		26,400		212,200		100,300
Finance expense		863,500		791,600		752,400
Loss from continuing operations		(183,700)		(62,500)		(513,000)
Income tax (benefit) expense		38,700		(31,400)		(129,200)
Net loss		(145,000)		(93,900)		(642,200)
Other comprehensive income (loss)		469,300		(883,900)		535,400
Total comprehensive income (loss)		324,300		(977,800)		(106,800)
Preferred dividends received from TelevisaUnivision		$ 41,250		$ 41,250		$ 41,250